UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Orchard Hill Capital Partners LP
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Address:    399 Park Avenue
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            32nd Floor
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            New York, New York 10022
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Form 13F File Number:      028-14444
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc Fussteig
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Title:       Managing Member of General Partner
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Phone:       917-544-8885
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Signature, Place, and Date of Signing:

/s/ Marc Fustteig                   New York, New York       August 15, 2011
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[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          3
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Form 13F Information Table Value Total:         $23,367
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ENERGY CONVERSION DEVICES INC COM             292659109       76    64,300 SH       SOLE                   64,300      0    0
EVERGREEN SOLAR INC           NOTE 4.000% 7/1 30033RAC2      604 7,550,000 PRN      SOLE                7,550,000      0    0
SYMANTEC CORP                 COM             871503108   22,687   115,000 SH  CALL SOLE                   31,872      0    0